UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  12-31-01


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-26-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: 82996000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     1294    79150 SH       Sole                    66280             12870
AOL-Time Warner                COM              887317105     1668    51960 SH       Sole                    45500              6460
Agilent Technologies Inc.      COM              00846U101     1941    68070 SH       Sole                    59750              8320
American International Group I COM              026874107     3977    50093 SH       Sole                    44026              6067
Applied Materials              COM              382221059      606    15120 SH       Sole                    14780               340
Automatic Data Processing      COM              530151034     3310    56195 SH       Sole                    47580              8615
BEA Systems                    COM              733251029     1167    75770 SH       Sole                    65370             10400
Bank of New York Co. Inc       COM              640571022      303     7420 SH       Sole                     5230              2190
Bristol-Myers Squibb           COM              110122108     2156    42282 SH       Sole                    36552              5730
Cisco Systems Inc.             COM              17275R102     2590   142999 SH       Sole                   123326             19673
Citigroup                      COM              172967101     2185    43281 SH       Sole                    37421              5860
DeVry, Inc.                    COM              251893103     1350    47440 SH       Sole                    42220              5220
Duke Energy                    COM              264399106      880    22425 SH       Sole                    19555              2870
EMC Corporation                COM              268648102     1890   140617 SH       Sole                   122447             18170
Emerson Electric               COM              291011104      301     5270 SH       Sole                     5050               220
Expeditors International       COM              302130109     1608    28235 SH       Sole                    24270              3965
Exxon Mobil                    COM              30231G102      429    10906 SH       Sole                    10906
Fleetboston Financial CP       COM              339030108     1002    27461 SH       Sole                    23831              3630
General Electric               COM              369604103     2810    70102 SH       Sole                    59202             10900
HomeDepot                      COM              437076102     3948    77398 SH       Sole                    66833             10565
Johnson & Johnson              COM              478160104     4150    70226 SH       Sole                    59786             10440
Lear Corp.                     COM              521865105     2233    58539 SH       Sole                    53079              5460
Medtronic, Inc.                COM              585055106     3929    76718 SH       Sole                    66698             10020
Merck                          COM              589331107     1254    21324 SH       Sole                    19924              1400
Merrill Lynch                  COM              590188108     3223    61840 SH       Sole                    53670              8170
Microsoft Corp.                COM              594918104      358     5405 SH       Sole                     3005              2400
Omnicom                        COM              681919106     3337    37352 SH       Sole                    32792              4560
Paychex                        COM              704326107     2845    81623 SH       Sole                    71429             10194
Pfizer                         COM              717081103     4626   116091 SH       Sole                   101664             14427
Qualcomm                       COM              747525103     3298    65305 SH       Sole                    56980              8325
SEI Investments                COM              784117103     2490    55200 SH       Sole                    48495              6705
Safeway Inc.                   COM              786514208     1773    42465 SH       Sole                    37065              5400
Starbucks Inc.                 COM              855244109     1093    57400 SH       Sole                    52540              4860
State Street Corp.             COM              857477103     4375    83728 SH       Sole                    72578             11150
SunGard Data Systems Inc       COM              867363103     1808    62480 SH       Sole                    53975              8505
Texas Instruments              COM              882508104     1033    36905 SH       Sole                    29715              7190
Tyco International Ltd.        COM              G9143X208     4420    75049 SH       Sole                    66069              8980
Xilinx                         COM              983919101     1336    34210 SH       Sole                    29390              4820